Canadian Development Properties - Changes in the Canadian Development Properties Balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in investment property [abstract]
Beginning balance	$ 6,321,918	$ 5,682,525
Acquisitions	1,835,235	356,514
Development expenditures	198,602	102,635
Fair value adjustments	10,098	0	[1]
Ending balance	7,978,396	6,321,918
Canadian development properties
Changes in investment property [abstract]
Beginning balance	110,018	35,625
Acquisitions	0	65,861
Development expenditures	12,748	2,998
Fair value adjustments	10,098	0
Translation adjustment	386	5,534
Ending balance	$ 133,250	$ 110,018

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.